MAINSTAY FUNDS

Supplement dated March 28, 2008 (“Supplement’)
to the Statement of Additional Information dated February 28, 2008 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for The MainStay Funds (the “Funds”). You may obtain a copy of the Funds’ Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Funds’ website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Effective today, March 28, 2008, all references to Brian A. Murdock in the SAI are hereby removed; including those references on pages 54 and 59.

Please Retain This Supplement For Your Future Reference.

MAINSTAY FUNDS

MainStay Equity Index Fund

Supplement dated March 28, 2008 (“Supplement”)
to the Statement of Additional Information dated February 28, 2008 (“SAI”)

This Supplement updates certain information contained in the above-dated SAI for the MainStay Equity Index Fund (the “Fund”), a series of The MainStay Funds. You may obtain a copy of the Fund’s Prospectus and SAI free of charge, upon request, by calling toll-free 1-800-MAINSTAY (1-800-624-6782), by visiting the Fund’s website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Effective today, March 28, 2008, all references to Brian A. Murdock in the SAI are hereby removed; including those references on pages A-28 and A-33.

Please Retain This Supplement For Your Future Reference.